INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
INITIAL ADOPTION OF NEW STANDARDS
NOTE 2   -             INITIAL ADOPTION OF NEW STANDARDS

In February 2016, the FASB issued ASU 2016-02 “Leases” (“ASU 2016-02”), which primarily changes the leases accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. The amendments are effective January 1, 2019, and for interim periods within that year, with early adoption permitted.  In July 2018, the FASB issued ASU 2018-10 “Codification Improvements to Topic 842, Leases,” to clarify application of certain aspects of the new leases standard and to remove inconsistencies within the guidance and ASU 2018-11 “Targeted Improvements” (“ASU 2018-11“), which provides for an alternate transition method. Specifically, ASU 2018-11 allows the new lease standard to be applied as of the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings rather than retroactive restatement of all periods presented.   The Company has identified all existing operating and financing leases and implemented the new standard accordingly. As of June 30, 2019, the present value of the new lease assets and liabilities was approximately $36,000.